Derivative Assets And Collateral Received (Details) (USD $)	Dec. 31, 2013		Dec. 31, 2012
line items
Gross amounts of recognized assets	$ 181,866,000		$ 292,472,000
Derivative Assets not subject to master netting agreements	3,000,000		1,900,000
Subject to Master Netting Agreements
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Gross amounts of recognized assets	178,837,000	[1]	290,617,000	[1]
Gross amounts offset in the Statement of Condition	0		0
Net amounts of assets presented in the Statement of Condition	178,837,000	[1],[2]	290,617,000	[1],[2]
Derivative liabilities available for offset	(68,216,000)		(24,328,000)
Collateral Received	(110,621,000)		(254,133,000)
Net amount	0		12,156,000
Interest Rate Contract [Member] | Subject to Master Netting Agreements
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Gross amounts of recognized assets	178,837,000		290,617,000
Net amounts of assets presented in the Statement of Condition	$ 178,837,000		$ 290,617,000

[1]	2013 and 2012 are comprised entirely of interest rate derivative contracts.
[2]	Included in Derivative Assets on the Consolidated Statements of Condition. As of December 31, 2013 and 2012, $3.0 million and $1.9 million, respectively, of derivative assets (primarily capital markets forward contracts) have been excluded from these tables because they are generally not subject to master netting or similar agreements.